Average Annual Total Returns - DWS RREEF Global Infrastructure Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 24, 2008	(7.86%)	5.24%	7.51%	(8.41%)	4.63%	6.67%	(4.64%)	3.85%	5.79%	Jun. 05, 2017	(4.62%)	5.95%	7.85%	Jun. 24, 2008	(2.99%)	5.69%	7.33%	Jun. 24, 2008	(1.95%)	6.77%	8.45%	Jun. 24, 2008	(2.10%)	6.69%	8.35%	15.90%	12.19%	9.87%	(6.97%)	7.52%	8.15%